SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2016
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY
14.	SHAREHOLDERS’ EQUITY

Authorized, issued and outstanding common shares roll-forward is as follows:

	Authorized Shares	Issued and Out- standing Shares	Common Stock
Balance as of January 1, 2013	90,000,000	52,915,639	529
Common Shares Issued in Follow-on Offering		20,556,250	206
Shares issued in connection with the Scandic acquisition		1,910,112	19
Balance as of December 31, 2013	90,000,000	75,382,001	754
Common Shares Issued in Follow-on Offering		13,800,000	138
Increase in Authorized Shares	90,000,000
Balance as of December 31, 2014	180,000,000	89,182,001	892
Balance as of December 31, 2015	180,000,000	89,182,001	892
Equity incentive plan issuance		137,665	1
Common Shares Issued in Follow-on Offering		12,650,000	127
Balance as of December 31, 2016	180,000,000	101,969,666	1,020

As part of the acquisition of Scandic the Company issued 1,910,112 shares. For further background and details related to the acquisition please see Note 4 and 5.

In April and November 2013, the Company completed an underwritten public offering of 11,212,500 and 9,343,750 common shares which strengthened the equity by $102.2 million and $70.9 million, respectively.

In April 2014, the Company completed an underwritten public offering of 13,800,000 common shares which increased its equity by $113.4 million.

On June 17, 2014, at its Annual General Meeting (“AGM”) held in Bermuda, the Company increased authorized share capital from 90,000,000 common shares to 180,000,000.

In September 2016, the Company completed an underwritten public offering of 12,650,000 common shares which increased its equity by $120.1 million.

Additional Paid in Capital

Included in Additional Paid in Capital is the Company’s Share Premium Fund as defined by Bermuda law. The Share Premium Fund cannot be distributed without complying with certain legal procedures designed to protect the creditors of the Company, including public notice to its creditors and a subsequent period for creditor notice of concern, regarding the Company’s intention, following shareholder approval, to transfer such funds to the Company’s Contributed Surplus Account and thereby make such funds available for distribution. The Share Premium Fund was $77.4 million and $77.4 million as of December 31, 2016 and 2015 respectively. Credits and Charges to Additional Paid in Capital were a result of the accounting for the Company’s share based compensation programs and issuance of shares in relation to the acquisition of Scandic.

On June 17, 2014, at the Company’s Annual General Meeting, shareholders voted to reduce the Share Premium Fund by the amount of $208.2 million. The legal procedures related to this reduction were finalized in July 2014 upon which the amount became eligible for distribution.

Contributed Surplus Account

The Company’s Contributed Surplus Account as defined by Bermuda law, consists of amounts previously recorded as share premium, transferred to Contributed Surplus Account when resolutions are adopted by the Company’s shareholders to make Share Premium Fund distributable or available for other purposes. As indicated by the laws governing the Company, the Contributed Surplus Account can be used for dividend distribution and to cover accumulated losses from its operations.

For the years ended December 31, 2016 and 2015, the Company had a net loss of $4.5 million and net income of $114.6 million, and paid a dividend of $125.7 million and $123.0 million, respectively. Accordingly, the Company’s Contributed Surplus Account was charged with a total of $92.8 million and $8.4 million for the years ended December 31, 2016 and 2015, respectively.

For the year ended December 31, 2014 the Company had a net loss of $13.2 million. For this year all dividend distributions were charged to the Contributed Surplus Account.

Shareholders' Rights Plan

In 2007, the Board of Directors adopted a shareholders' rights agreement and declared a dividend of one preferred share purchase right to purchase one one-thousandth of a Series A Participating Preferred Share for each outstanding common share, par value $0.01 per share. The dividend was payable on February 27, 2007, to shareholders of record on that date. Each right entitles the registered holder to purchase from the Company one one-thousandth of a Series A Participating Preferred Share at an exercise price of $115, subject to adjustment. The Company can redeem the rights at any time prior to a public announcement that a person has acquired ownership of 15% or more of the Company’s common shares.

This shareholders rights plan was designed to enable us to protect shareholder interests in the event that an unsolicited attempt is made for a business combination with, or a takeover of, the Company.